Members' Equity (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Members' Equity [Abstract]
Issuances of Class A-3 and Class B Unit Activities
A summary of the Class P Unit activity for the nine months ended September 30, 2021 is as follows:

Number of Units
Outstanding Class A-3 and Class B Units, December 31, 2020	274,816
Repurchases	(8,279)
Cancellations	(4,288)
Outstanding Class A-3 and Class B Units, June 15, 2021 (Pre-Business Combination)	262,249
Class A-3 Units outstanding exchanged for Class A Units in connection with the Business Combination	(53,333)
Recapitalization in connection with the Business Combination	25,687,126
Outstanding Class P Units, June 16, 2021	25,896,042
Cancellations	(216,920)
Outstanding Class P Units, September 30, 2021	25,679,122
Vested, September 30, 2021	23,197,454

The following presents issuances of Class A-3 and Class B Units during the years ended December 31, 2020, 2019 and 2018:

Outstanding at December 31, 2017	252,241
Granted	44,125
Repurchase	(12,391)
Cancellations	(38,604)
Outstanding at December 31, 2018	245,371
Granted	25,990
Cancellations	(7,284)
Outstanding at December 31, 2019	264,077
Granted	14,250
Repurchase	(1,900)
Cancellations	(1,611)
Outstanding at December 31, 2020	274,816
Vested as of December 31, 2019	207,398
Vested as of December 31, 2020	234,114

Unvested Class A-3 and Class B Units
The following presents a summary of unvested Class A-3 and Class B Units during the years ended December 31, 2020, 2019 and 2018:

		Weighted - Average
	Units	Grant Date Fair Value	Remaining Years to Vest	Remaining Unrecognized
Nonvested, December 31, 2018	62,024	$236.37	3.09	$12,215,953
Granted	25,990	531.80
Vested	(24,051)	231.74
Cancelled	(7,284)	238.87
Nonvested, December 31, 2019	56,679	$373.47	2.65	$18,682,331
Granted	14,250	724.28
Vested	(28,616)	359.45
Cancelled	(1,611)	450.83
Nonvested, December 31, 2020	40,702	$518.13	2.38	$22,474,033

Valuation Assumptions
The fair value of Class A-3 and B-Units granted were estimated on their respective grant dates using the Black-Scholes-Merton option pricing model and the following assumptions for the years ended December 31, 2020, 2019 and 2018:

	2018	2019	2020
Volatility	70%	70%	50% - 70%
Risk - free interest rate	2.65% - 2.90%	1.68% - 2.49%	0.21% - 0.29%
Dividend yield	0.00%	0.00%	0.00%
Expected life of option (in years)	4 years	4 years	4 years
Weighted - average fair value of common stock	$305.35	$531.80	$724.28